Bank Borrowings	12 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]]
Bank Borrowings
12.	Bank Borrowings

	As of December 31,
	2024	2023
Short-term borrowings	375,996,175	527,369,276
Long-term borrowings due within one year	5,266,370	10,863,245
Total bank borrowings, current	381,262,545	538,232,521

	As of December 31,
	2024	2023
Total Long-term bank borrowings	5,266,370	16,129,615
Less: Long-term borrowings due within one year	(5,266,370)	(10,863,245)
Bank borrowings, non-current	-	5,266,370

The Company’s subsidiaries entered into RMB and USD denominated credit facility agreements with commercial banks in the PRC, which allow the Company to draw down borrowings up to RMB850,000,000 and US$10,000,000 as of December 31, 2024. As of December 31, 2024, the unused credit limits under credit facility agreements were RMB468,737,455 and US$10,000,000.

Certain credit facilities contain covenant to meet the financial performance, If the Company fail to comply with these covenants and is not able to obtain covenant waivers or modifications, the banks could accelerate the indebtedness. As of and for the year ended December 31, 2024 and 2023, the Company was in compliance with these financial covenants.

As of December 31, 2024 and 2023, the outstanding short-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 2.40% to 4.20% and 2.75% to 4.60% per annum, respectively.

As of December 31, 2024 and 2023, the outstanding long-term bank borrowings balance under those credit facility agreements bore interest rates ranging from 4.20% to 4.60% and 4.0% to 4.60% per annum, respectively.

The aggregate maturities of the above long-term bank borrowings for each year subsequent to December 31, 2024 are summarized as follows:

RMB
2025	5,266,370